Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Thousands	Common Stock [Member]	Paid-In Capital [Member]	Deferred Compensation Obligation Under Rabbi Trust [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Common Stock Acquired by ESOP [Member]	Accumulated Other Comprehensive Income [Member]	Stock Held By Rabbi Trust [Member]	Total
Balance at Mar. 31, 2009	$ 305	$ 135,180	$ 209	$ 84,889	$ (41,925)	$ (7,144)	$ 1,809	$ (159)	$ 173,164
Net income				6,297					6,297
Other comprehensive income (loss), net of income tax							11		11
ESOP shares committed to be released		(3)				733			730
Purchase of treasury stock					(3,150)				(3,150)
Stock option expense		66							66
Restricted Stock Awards Earned		706							706
Forfeiture of Restricted Stock Awards		3			(3)
Funding of Supplemental Executive Retirement Plan			24		28			(28)	24
Tax cost/ benefit from stock based compensation		(31)							(31)
Cash dividends declared				(1,825)					(1,825)
Balance at Mar. 31, 2010	305	135,921	233	89,361	(45,050)	(6,411)	1,820	(187)	175,992
Net income				8,812					8,812
Other comprehensive income (loss), net of income tax							(970)		(970)
ESOP shares committed to be released		(27)				733			706
Purchase of treasury stock					(2,707)				(2,707)
Stock option expense		166							166
Restricted Stock Awards Earned		52							52
Funding of Restricted Stock Awards		(362)			362
Funding of Supplemental Executive Retirement Plan			19		23			(23)	19
Tax cost/ benefit from stock based compensation		2							2
Cash dividends declared				(2,106)					(2,106)
Balance at Mar. 31, 2011	305	135,752	252	96,067	(47,372)	(5,678)	850	(210)	179,966
Net income				7,877					7,877
Other comprehensive income (loss), net of income tax							(231)		(231)
ESOP shares committed to be released		19				732			751
Purchase of treasury stock					(11)				(11)
Stock option expense		127							127
Restricted Stock Awards Earned		62							62
Funding of Supplemental Executive Retirement Plan		(3)	21		20			(17)	21
Tax cost/ benefit from stock based compensation		8							8
Cash dividends declared				(2,109)					(2,109)
Balance at Mar. 31, 2012	$ 305	$ 135,965	$ 273	$ 101,835	$ (47,363)	$ (4,946)	$ 619	$ (227)	$ 186,461